COMMON SHARES (Details 2) - $ / shares	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Number of option outstanding	3,014,246	3,014,246	0
January 3, 2022 [Member]
Number of option outstanding	125,000
Exercise	$ 0.65
Expiry Date	January 3, 2032
Average life	9 years 9 months 7 days
January 4, 2022 [Member]
Number of option outstanding	5,875,000
Exercise	$ 0.65
Expiry Date	January 4, 2032
Average life	9 years 9 months 7 days
Options Held [Member]
Number of option outstanding	6,000,000	0
Exercise	$ 0.65
Average life	9 years 9 months 7 days